OLD DOMINION INVESTORS’ TRUST, INC.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2004

OLD DOMINION INVESTORS’ TRUST, INC.

REPORT TO STOCKHOLDERS

To the Stockholders

This semi-annual report of The Old Dominion Investors’ Trust, Inc. covers the first six-month period of the fiscal year from September 1, 2003 through February 29, 2004. As of February 29, 2004, net assets of the Trust were $6,006,730 and the per share net asset value of the Trust was $18.07. For the first six months the Fund was up 15.3% (September 1, 2003 through February 29, 2004).

Old Dominion is scheduled to merge with the New Market Fund on or about May 21, 2004. The surviving fund will be the New Market Fund. The Fund has enjoyed very good performance for the past five years, though past performance is not indicative of future results. We believe the merger will be beneficial to the shareholders of Old Dominion Investors’ Trust. Your shares will automatically become shares of the New Market Fund at the date of the merger.

Sincerely yours,

James F. Hope
President, Old Dominion Investors’ Trust, Inc.

Cabell B. Birdsong
Portfolio Manager, Secretary and Treasurer

April 1, 2004

Average Annual Returns for the periods ended February 28, 2004*

1 Year	5 Year	10 Year
33.75%	-1.71%	6.13%

*	Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses

Value at February 28,	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
Old Dominion Investors’ Trust	$10,108	$12,651	$15,474	$19,151	$18,970	$17,403	$18,518	$17,713	$13,011	$18,128
Standard & Poors 500 Index	$10,736	$14,462	$18,241	$24,626	$29,486	$32,946	$30,244	$27,368	$21,160	$29,306

Peformance and data represent past performance. Investment return and principal value of an in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

February 29, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS: 82.0%
	Automotive Industry – 1.6%
7,000	Ford Motor Company	$96,250

	Chemicals – 2.6%
3,500	E.I. DuPont de Nemours & Co.	157,815

	Communications – 8.6%
1,510	AT & T Corp.	30,245
2,429	AT & T Wireless Services, Inc.	32,986
2,442	Comcast Corp.	73,358
6,900	Motorola, Inc.	127,305
2,500	Nortel Networks Corp.	19,950
3,400	SBC Communications, Inc.	81,634
4,000	Verizon Communications, Inc.	153,320

		518,798

	Computers – 6.1%
3,500	Hewlett-Packard Co.	79,485
1,900	International Business Machines Corp.	183,350
3,300	Texas Instruments, Inc.	101,145

		363,980

	Consumer Goods and Services – 10.1%
39	Del Monte Foods Co.	425
3,000	H.J. Heinz Co.	114,630
1,200	Honeywell International, Inc.	42,060
500	Johnson & Johnson, Inc.	26,955
1,600	Kimberly-Clark Corp.	103,488
5,000	McDonalds Corp.	141,500
2,500	Pepsico, Inc.	129,750
1,700	Tyco International Ltd.	48,569

		607,377

	Energy Products – 9.8%
1,200	Dominion Resources, Inc.	75,396
4,100	Duke Energy Corp.	90,036
4,000	El Paso Corp.	29,760
4,700	Enron Corp.	336
1,434	Exxon Mobil Corp.	62,580
2,500	Royal Dutch Petroleum Co. – NY Shares	123,975
2,300	Schlumberger Ltd.	148,327
2,000	TXU Corp.	56,260

		586,670

	Entertainment – 1.8%
3,100	AOL Time Warner, Inc.	53,475
2,000	The Walt Disney Co.	53,060

		106,535

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

February 29, 2004 (Unaudited)

Shares		Value
	Financial Services – 17.4%
3,000	American Express Co.	160,260
1,000	Bank of America Corp.	81,920
100	Bank of New York Company, Inc.	3,300
4,000	FleetBoston Financial Corp.	180,120
5,050	JP Morgan Chase & Co.	207,151
4,300	MBNA Corp.	117,519
3,000	Merrill Lynch & Co., Inc.	183,630
250	Washington Mutual, Inc.	112,350

		1,046,250

	Industrial Manufacturing – 7.0%
3,000	Boeing Co.	130,110
4,300	General Electric Co.	139,836
2,000	Masco Corp.	56,080
3,298	Meadwestvaco Corp.	96,631

		422,657

	Insurance – 6.6%
2,550	American International Group, Inc.	188,700
1,700	CIGNA Corp.	94,231
2,600	St. Paul Companies, Inc.	111,124

		394,055

	Pharmaceutical – 4.5%
5,000	Pfizer, Inc.	183,250
4,900	Schering-Plough Corp.	88,004

		271,254

	Retail – 2.7%
2,100	Gap, Inc.	43,680
1,700	Home Depot, Inc.	61,727
1,000	Wal-Mart Stores, Inc.	59,560

		164,967

	Transportation – 3.2%
2,500	Burlington Northern Santa Fe Corp.	80,450
2,600	CSX Corp.	81,978
3,100	Delta Air Lines, Inc.	27,839

		190,267

	Total common stocks (Cost $6,927,565)	4,926,875

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

February 29, 2004 (Unaudited)

Par/Shares			Value
	SHORT-TERM INVESTMENTS: 15.0%

900,000	PNC Bank Repurchase Agreement, 0.7%, 3/01/04 **		900,000

	Total short-term investments (Cost $900,000)		900,000

	Total Investments in Securities
	(Cost $7,827,565)* (Notes 1A and 2)	97.0%	5,826,875
	Cash and Other Assets in Excess of Liabilities – Net	3.0%	179,855

	Total Net Assets	100.0%	$6,006,730

	* Cost for federal income tax purposes is $7,827,565 and net unrealized depreciation consists of:

	Gross Unrealized Appreciation		$81,184
	Gross Unrealized Depreciation		(2,081,874)

	Net Unrealized Depreciation		$(2,000,690)

	** Collateralized by $895,000 U.S. Treasury Obligations, 1.75%, due 12/31/04 with a market value at 2/29/04 of $899,963.

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN

February 29, 2004 (Unaudited)

Number of Contracts		Value
	COVERED CALL OPTIONS

15	American Express Co., July $60	$825
5	American International Group, Inc., May $80	475
10	Bank of America Corp., May $85	1,000
30	Boeing Co., May $45	3,900
9	Comcast Corp., April $35	158
10	CSX Corp., May $35	250
20	The Walt Disney Co., April $25	4,300
14	Exxon Mobil Corp., July $45	840
6	Honeywell International, Inc., March $37.50	60
16	Kimberly-Clark Corp., April $60	7,680
25	McDonalds Corp., July $70	2,125
15	Merrill Lynch & Co., Inc., July $70	1,125
12	Pepsico, Inc., July $55	960
6	Schlumberger, Ltd., May $60	3,720
10	Wal-Mart Stores, Inc., June $65	750
15	Washington Mutual, Inc., April 45	1,950

	Total (premiums received $19,820) (Notes 1A, 1D and 3)	$30,118

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $7,827,565) (Notes 1A and 2)	$5,826,875
Cash	253,887
Receivable for
Dividends and interest	8,703
Securities sold	19,927
Prepaid expenses	11,497

Total assets	$6,120,889

LIABILITIES
Payable for fund shares redeemed	$70,968
Payable to investment advisor	75
Accrued expenses	12,998
Options written, at value (premiums received $19,820) (Note 3)	30,118

Total liabilities	$114,159

NET ASSETS
(Applicable to 332,484 shares of capital stock outstanding; 500,000 shares of $12.50 par value authorized)	$6,006,730

Computation of offering price
Net asset value and redemption price per share ($6,006,730 divided by 332,484 shares)	$18.07

Offering price per share (100/96 of net asset value)*	$18.82

* On investments of $100,000 or more the offering price is reduced.

Net assets consist of
Paid-in capital	$7,975,532
Undistributed net investment loss	(24,631)
Accumulated net realized gain on investments	66,817
Net unrealized depreciation of investments	(2,010,988)

$6,006,730

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF OPERATIONS

Six months ended February 29, 2004 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$54,681
Interest	663

Total income	55,344

Expenses
Transfer agent expenses	20,219
Professional fees	14,303
Investment management fee (Note 4)	14,336
Insurance expense	10,849
Printing shareholder reports	10,849
Trustees’ fees	4,734
Registration fees	1,726
Distribution expenses	2,959

Total expenses	79,975

NET INVESTMENT LOSS	(24,631)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on option contracts written	7,567
Net realized loss on investments	59,250
Net change in unrealized appreciation (depreciation) of investments and option contracts written	789,284

NET GAIN ON INVESTMENTS	856,101

NET INCREASE IN NET ASSETS FROM OPERATIONS	$831,470

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF CHANGES IN NET ASSETS

Period ended February 29, 2004 (Unaudited)

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
	(Unaudited)
OPERATIONS
Net investment loss	$(24,631)	$(58,603)
Net realized gain on option contracts written	7,567	102,551
Net realized gain on investments	59,250	18,626
Net change in unrealized appreciation (depreciation) of investments and option contracts written	789,284	140,254

Net increase in net assets resulting from operations	831,470	202,828

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gain on investments ($0.00 and $0.26 per share, respectively)	—	(93,005)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from the change in the number of outstanding shares (a)	(323,055)	(634,390)

Total increase (decrease) in net assets	508,415	(524,567)

NET ASSETS
Beginning of the period	5,498,315	6,022,882

End of the period (including undistributed net investment income of $(24,631) and $0, respectively)	$6,006,730	$5,498,315

(a)	Transactions in capital shares were as follows:

	2004		2003
	Shares	Amount	Shares	Amount
Shares sold	1,431	$23,241	17,779	$254,533
Shares issued in reinvestment of distributions from net investment income and realized gain on investments and options contracts written	—	—	5,099	73,462

	1,431	23,241	22,878	327,995
Shares redeemed	(19,894)	(346,296)	(70,166)	(962,385)

Net decrease	(18,463)	$(323,055)	(47,288)	$(634,390)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

FINANCIAL HIGHLIGHTS

Period ended February 29, 2004 (Unaudited)

	Six months ended February 29, 2004		Years ended August 31,
			2003	2002	2001	2000
Per Share Operating Performance
Net asset value, beginning of period	$15.67		$15.12	$18.25	$19.40	$23.56

Income (loss) from investment operations
Net investment income	(0.07)		(0.17)	(0.08)	0.05	0.10
Net realized and unrealized gain (loss) on investments	2.47		0.98	(2.93)	(0.95)	(1.94)

Total from investment operations	2.40		0.81	(3.01)	(0.90)	(1.84)

Less distributions
Distributions from net investment income	—		—	—	0.05	0.23
Distributions from net realized gains on investments	—		0.26	0.12	0.20	2.09

Total distributions	—		0.26	0.12	0.25	2.32

Net asset value, end of period	$18.07		$15.67	$15.12	$18.25	$19.40

Total Return*	15.32%		5.52%	-16.48%	-4.66%	-8.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6.007		$5,498	$6,023	$7,601	$10,669
Ratio to average net assets
Expenses	2.75	%(1)	3.64%	2.44%	1.93%	1.99%
Net investment income	-0.85	%(1)	-1.13%	-0.42%	0.24%	0.48%
Portfolio turnover rate	6%		9%	47%	81%	50%

*	Calculated without deduction of sales load.
(1)	Annualized

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

Old Dominion Investors’ Trust, Inc. (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust’s objective will be achieved. The Trust’s assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust’s portfolio.

The following is a summary of the significant accounting policies followed by the Trust:

Security Valuation

Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust’s Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.

Federal Income Taxes

The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Security Transactions and Dividends

As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Option Accounting Principles

When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

Use of Estimates

In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	INVESTMENTS

During the period ended February 29, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $316,443 and $1,456,924, respectively.

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004 (Unaudited)

(3)	OPTIONS WRITTEN

A summary of option contracts written by the Trust during the six months ended February 28, 2003 is as follows:

	Calls		Puts
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding at beginning of period	385	$27,426	—	$—
Options written	336	30,444	—	—
Options closed	(57)	(8,364)	—	—
Options expired	(299)	(18,113)	—	—
Options exercised	(147)	(11,573)	—	—

Options outstanding at end of period	218	$19,820	—	$—

As of February 29, 2004, portfolio securities valued at $1,752,631 were subject to covered call options written by the Trust.

(4)	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Security Company, Inc. (“Investors Security”) provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust’s registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust’s shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust’s average net assets.

The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the “Plan”), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors’ Security Company, Inc. (“ISC”), for expenses incurred in the distribution of the Trust’s shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by the Fund were $2,959 for the period ended February 29, 2004.

Investors Security is a registered securities broker/dealer and serves as the Trust’s principal underwriter. For the period ended February 29, 2004, Investors Security received $30 in underwriter’s concessions and $443 in commissions as a retail dealer in the Trust’s shares. Investors Security also received $10,744 in brokerage commissions on the execution of certain of the Trust’s portfolio transactions.

Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

(5)	DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid during the periods ended 2004 and 2003 were as follows:

	2004	2003
Distributions paid from
Ordinary income	$—	$82,063
Long-term capital gain	—	10,942

Total distribution	$—	$93,005

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS

February 29, 2004 (Unaudited)

As of August 31, 2003, the Fund’s most recent tax year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized depreciation	$(2,800,272)

Distributable earnings	$(2,800,272)

(6)	FUND MANAGEMENT

On March 24, 2004, the Trustees of Old Dominion Investors’ Trust (the “Trust”) approved a Plan of Reorganization whereby the Trust would be merged into The New Market Fund, a series of shares of World Funds, Inc. The Plan of Reorganization has been approved by the New Market Fund’s shareholders and is expected to be completed in May 2004. On the date of merge, the assets of the Trust would be combined with the assets of The New Market Fund and shareholders of the Trust would become shareholders of The New Market Fund, receiving share of The New Market Fund equal to the value of their holdings in the Trust.

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (757) 539-2396.

Name, (Age), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee/ Director
DISINTERESTED DIRECTORS

William B. Ballard (74) 1249 River Road Suffolk, VA 23434	Since 1976	Investments	1	Louise Obici Memorial Hospital Foundation Board

E. Grier Ferguson (50) PO Box 1458 Suffolk, VA 23439	Since 1992	Attorney	1	Director of BB&T Corporation

Frank M. Rawls (50) PO Box 1458 Suffolk, VA 23439	Since 1994	Attorney	1	Norfolk Christian School

INTERESTED DIRECTORS

Cabell B. Birdsong (67) 805 W. River Drive Suffolk, VA 23434	Since 1988	President of Investors Security Company, Inc.	1	None

James F. Hope (85) 704 Jones Street Suffolk, VA 23434	Since 1954	Retired	1	None

Peter D. Pruden III (57) 826 Riverview Drive Suffolk, VA 23434	Since 1979	Vice President of Smithfield Ham and Products Company. Retired since July of 2001	1	Director of Farmers Bank Louise Obici Memorial Hospital Board Foundation

Cover Page

OLD DOMINION INVESTORS’ TRUST, INC.

110 Bank Street

Suffolk, Virginia 23434

Phone 757-539-2396

Custodian

PFPC Trust. Co.

8800 Tinicum Blvd.

Philadelphia, PA 19153

Counsel

Troutman Sanders, LLP

999 Waterside Drive

Norfolk, VA 23514-3670

Manager, Underwriter

Investors’ Security Company, Inc.

110 Bank Street

Suffolk, Virginia 23434

Phone: 757-539-2396

Transfer Agent

PFPC, Inc.

3200 Horizon Drive

P.O. Box 61503

King of Prussia, PA 19406-0903

Phone: 610-239-4500